Changes in the Group - Assets Held For Sale and Business Disposals - Narrative (Details) - GBP (£) £ in Millions		4 Months Ended	12 Months Ended
	Jun. 25, 2021	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Business Combinations [Line Items]
Foreign exchange gain loss reclassified from other comprehensive income on disposal of business				£ (5)	£ (291)	£ 0
Liabilities classified as held for sale				428	0
Discontinued operations
Disclosure Of Business Combinations [Line Items]
Assets classified as held for sale				1,321
BAT Russia | Forecast
Disclosure Of Business Combinations [Line Items]
Foreign exchange gain loss reclassified from other comprehensive income on disposal of business			£ 295
BAT Russia | Discontinued operations
Disclosure Of Business Combinations [Line Items]
Assets reclassified as held-for-sale		£ 387		281
Trade and other receivables classified as held for sale		696		474
Cash and cash equivalents classified as part of disposal group held for sale		240		368
Inventory classified as held for sale		144		181
Borrowings classified as held for sale		11		16
Trade creditors classified as held for sale		528		412
Impairment charges and associated costs		£ 957		554
BAT Pars Company PJSC
Disclosure Of Business Combinations [Line Items]
Foreign exchange gain loss reclassified from other comprehensive income on disposal of business					272
Disposal group discontinued operation discounted consideration receivable				56
Cash outflow from investing activities discontinuing operations					98
Unwinding of discount				6	2
BAT Pars Company PJSC | Adjusting items which have been adjusted within net finance costs
Disclosure Of Business Combinations [Line Items]
Investments pledged					£ 24
Investments recovered				£ 17
BAT Pars Company PJSC | Discontinued operations
Disclosure Of Business Combinations [Line Items]
Assets reclassified as held-for-sale	£ 14
Cash and cash equivalents classified as part of disposal group held for sale	98
Inventory classified as held for sale	38
Trade creditors classified as held for sale	10
Impairment charges and associated costs	88
Assets classified as held for sale	152
Liabilities classified as held for sale	24
Corporation tax payable classified as held for sale	£ 8